INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventory, net
Materials and supplies	$ 750	$ 669
In-process	123	132
Concentrate	47	58
Precious metals	59	71
Total inventories	$ 979	$ 930